Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,811,500.00
Previously Paid Amount	0.00
Total Fee Amount	2,267.64
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,267.64
Narrative - Max Aggregate Offering Price	$ 14,811,500.00
Final Prospectus	true